Loss per share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Schedule of Basic and Diluted Loss Per Share

	For the six month period ended June 30,
	2026	2025
Net loss for the period (in thousands of euros)	(34,288)	(5,383)
Weighted average number of shares	48,883,075	47,418,155
Basic loss per share (in euros)	(0.70)	(0.11)
Diluted loss per share (in euros)	(0.70)	(0.11)